VIA EDGAR
                                   February 3, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Money Market Fund (the "Money Market Fund")
     (Reg. No. 2-55091)(811-2608)

     Putnam Tax Exempt Money Market Fund (the "Tax Exempt Money
     Market Fund") (Reg. No. 33-15238)(811-5215)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Money Market Fund and the Tax Exempt Money Market Fund each hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Nos. 28 and 12, respectively to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 1998.

      Comments or questions concerning this certificate may be directed to Carol J. Gould at 1-800-225-2465, ext. 11107.

                              Very truly yours,

                              Putnam Tax Exempt Income Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  Bryan Chegwidden, Esq.